UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2015

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2015 Morgan Stanley

MTGSAN
1209159 Exp. 06.30.16

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage
Securities Trust

Semi-Annual Report

April 30, 2015

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	41
U.S. Privacy Policy	45

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2015

Total Return for the 6 Months Ended April 30, 2015
Class A	Class B	Class L	Class I	Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
2.66%	2.37%	2.53%	2.86%	1.92%	2.05%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

U.S. Treasury bonds rallied at the end of 2014 and continued to rally in early 2015, driven by a combination of sluggish U.S. growth and European Central Bank (ECB) stimulus, which pushed European government bond rates into negative territory across many issues. In fact, lower interest rates in Europe and a slowing U.S. economy drove U.S. rates to the lowest levels seen since mid-2013. Although the Federal Reserve (Fed) transitioned to a "data dependent" framework for setting its federal funds target rate, the expected timing of the first Fed rate hike since 2006 continued to be pushed back as U.S. economic growth remained muted. The Fed ended its net purchases of mortgage-backed securities (MBS) in October 2014, but the Fed has continued to buy $20 billion to $30 billion MBS per month to replace paydowns and maintain its MBS portfolio at approximately $1.7 trillion.i

Agency MBS performed well over the past six months, benefitting from range-bound interest rates, stable prepayments, and continued sponsorship by the Fed. Although current MBS valuations appeared slightly expensive from a historical perspective, these valuations seemed justified, in our opinion, by the dampened volatility and stable investor demand. Many homeowners have either refinanced their mortgage within the past five years or had multiple opportunities to refinance during this time frame. As a result, mortgage prepayments have been very tame over the past few years and agency MBS have performed well as a result. From a supply-demand perspective, although the Fed has ended its net purchase program, it still owns roughly one-third of the agency MBS market and continues to maintain this investment. As a result, traditional MBS investors are generally underweight agency MBS, providing a supportive level of demand for the sector.

The U.S. housing market continued to improve with home prices up approximately 5 percent over the past year ended February 2015, according the latest release of the S&P/Case-Shiller 20-City Home Price Index.ii Home prices were up 30 percent from the lows in 2012, and although the pace of home price appreciation has slowed, home prices remained 16 percent below the 2008 peak and continued to show signs of potential future improvement. Mortgage rates remained at very low levels from a historical perspective and homes

(i)  Source: Federal Reserve

(ii)  Source: S&P/Case Shiller

affordability has remained high when factoring in mortgage costs as a percentage of median income. Mortgage lending standards are still restrictive in the aftermath of the mortgage crisis, but household formation is increasing, and pent-up demand for homes is starting to emerge after many years of weaker demand. With unemployment currently at the lowest level since 2008, and with overall household debt almost 7 percent below its peak in 2008, we expect home prices to continue to benefit from the economic recovery.iii

Non-agency MBS have been the primary beneficiaries of this improving housing market. Delinquency and default rates have been declining, loss severities on defaulting loans have been decreasing, and prepayments on non-agency MBS have been slowly increasing. Many
non-agency borrowers have been unable to refinance because their property values had declined and they were ineligible for many of the government-sponsored refinance programs such as the Home Affordable Refinance Program (HARP). With home prices recovering and home owner equity being restored, we expect to see increases in non-agency mortgage refinancing, which may be positive for the largely discount-priced, non-agency MBS market.

The commercial real estate market has also benefited from the improving economy, with rising real estate valuations and declining default rates. Office buildings have seen decreasing vacancy rates and increasing leasing rates. Hotels have experienced improving occupancy rates. Increasing retail sales have helped shopping malls. Multi-family residential buildings have benefited from rising home prices and corresponding higher rental rates. Commercial mortgage-backed securities (CMBS) performed well over the six-month period as a result of these improving fundamental market conditions. From a supply perspective, the CMBS market will be interesting to watch over the next couple of years, as the boom loan originations volumes from 2005 through 2007 reach their 10-year maturities. Over $300 billion CMBS will reach maturity over the next three years and will need to be refinanced, but we expect this spike in supply to be comfortably absorbed by the market.iv

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed the Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2015, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the six-month period can largely be attributed to the portfolio's exposure to non-agency MBS, agency and non-agency CMBS, and collateralized mortgage obligations (CMOs). We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency residential MBS and CMBS sectors. We also believe that interest rates are poised to move higher, which could be positive for the primarily

(iii)  Source: Federal Reserve Bank of New York

(iv)  Source: Bloomberg L.P.

interest-only CMOs within the portfolio. The Fund was underweight in traditional agency MBS, which did not perform as well as the Fund's non-agency MBS, CMBS, and CMO positions. The only meaningful detractor from performance over the period was the outright duration of the portfolio, which was shorter than that of the Index due to our expectation of higher rates in the near future.

We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds may perform well in this environment, but will likely continue to underperform non-agency MBS, CMBS, and interest-only agency CMOs.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/15
Mortgages — Other	27.8%
Agency Fixed Rate Mortgages	21.3
Collateralized Mortgage Obligations — Agency Collateral Series	16.3
Commercial Mortgage-Backed Securities	13.3
Asset-Backed Securities	11.6
Short-Term Investments	9.0
Agency Adjustable Rate Mortgages	0.7

+  Does not include open long/short futures contracts with an underlying face amount of $48,870,735 with net unrealized depreciation of $223,938. Does not include an open foreign currency forward exchange contract with total unrealized depreciation of $9,062 and does not include an open swap agreement with total unrealized depreciation of $28,951.

LONG-TERM CREDIT ANALYSIS as of 04/30/15
AAA	4.9%
AA	42.7
A	0.4
BBB	8.3
BB	4.3
B or Below	29.9
Not Rated	9.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on

Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2015
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX
1 Year	4.98 0.50[4]	%[3]	4.38 –0.56[4]	%[3]	4.83 —%[3]	5.51 —%[3]
5 Years	5.70[3] 4.78[4]		5.10[3] 4.77[4]		5.27[3] —	6.07[3] —
10 Years	3.85[3] 3.41[4]		3.35[3] 3.35[4]		3.32[3] —	4.16[3] —
Since Inception	4.72[3] 4.46[4]		5.39[3] 5.39[4]		4.07[3] —	4.87[3] —
Gross Expense Ratio	1.35		2.14		1.59	1.07

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  Class L has no sales charge.

††  Class I has no sales charge.

(1)  The Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/14 – 04/30/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/14	04/30/15	11/01/14 – 04/30/15
Class A
Actual (2.66% return)	$1,000.00	$1,026.60	$4.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class B
Actual (2.37% return)	$1,000.00	$1,023.70	$8.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.45
Class L
Actual (2.53% return)	$1,000.00	$1,025.30	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class I
Actual (2.86% return)	$1,000.00	$1,028.60	$3.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.69%, 1.29% and 0.69% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.47%, 2.37%, 1.70% and 1.26% for Class A, Class B, Class L and Class I shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
$57	Federal Home Loan Mortgage Corporation, Conventional Pool	2.661%	01/01/38	$61,947
150	Federal National Mortgage Association, Conventional Pool	2.423	05/01/33	160,254
274	Government National Mortgage Association, Various Pool	1.625	05/20/40	285,416
	Total Agency Adjustable Rate Mortgages (Cost $505,013)			507,617
	Agency Fixed Rate Mortgages (23.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
69		9.50	01/01/17 - 02/01/19	71,720
143		10.00	04/01/16 - 12/01/20	151,617
	Gold Pools:
602		4.00	12/01/41	646,118
2,332		4.50	03/01/41 - 09/01/41	2,548,121
266		5.00	12/01/40 - 05/01/41	300,511
51		5.50	07/01/37	57,843
46		6.00	12/01/37 - 03/01/38	51,773
122		6.50	06/01/29 - 09/01/33	140,200
125		7.50	04/01/20 - 05/01/35	152,473
60		8.00	08/01/32	76,362
91		8.50	08/01/31	112,861
24		10.00	10/01/21	26,556
	July TBA:
710	(a)	3.50	07/01/45	739,135
	Federal National Mortgage Association,
	Conventional Pools:
41		3.50	09/01/42	43,068
319		4.50	08/01/40 - 09/01/41	349,792
1,440		5.00	11/01/40 - 07/01/41	1,612,970
344		5.50	08/01/37 - 02/01/38	391,294
726		6.50	02/01/28 - 12/01/33	840,533
20		7.00	07/01/23 - 06/01/32	20,957
161		7.50	08/01/37	202,714
156		8.00	04/01/33	195,514
140		8.50	10/01/32	182,051
240		9.50	04/01/30	287,186
3		9.75	03/01/16	2,848

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$22		10.00%		10/01/18	$24,004
	July TBA:
1,400	(a)	3.50		07/01/45	1,459,555
	Government National Mortgage Association,
	July TBA:
840	(a)	3.50		07/20/45	881,180
	May TBA:
3,132	(a)	4.00		05/20/45	3,346,958
	Various Pools:
504		5.00		05/20/41	563,912
20		11.00		04/15/21	20,338
	Total Agency Fixed Rate Mortgages (Cost $15,123,538)				15,500,164
	Asset-Backed Securities (12.8%)
227	American Residential Properties Trust (b)	1.28	(c)	09/17/31	226,562
639	Bear Stearns Asset Backed Securities I Trust	0.501	(c)	03/25/37	350,650
200	Bear Stearns Asset Backed Securities Trust	0.501	(c)	01/25/47	190,336
200	Citibank Credit Card Issuance Trust	0.611	(c)	09/10/20	200,779
512	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	547,438
187	Colony American Homes (b)	1.13	(c)	07/17/31	185,763
540	Countrywide Asset-Backed Certificates (b)	0.631	(c)	03/25/47	384,652
418	CWABS Asset-Backed Certificates Trust	0.414	(c)	10/25/46	332,038
233	EMC Mortgage Loan Trust (b)	1.181	(c)	11/25/30	198,993
614	First Franklin Mortgage Loan Trust	1.081	(c)	04/25/35	569,820
	Home Equity Asset Trust
217		0.366	(c)	07/25/37	206,638
1,005		0.711	(c)	11/25/35	805,443
524	Home Equity Mortgage Loan Asset-Backed Trust	0.301	(c)	04/25/37	347,514
240	Invitation Homes Trust (b)	1.18	(c)	06/17/31	239,537
399	Long Beach Mortgage Loan Trust	0.614	(c)	06/25/34	374,045
281	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	276,636
	Nationstar HECM Loan Trust
297	(b)	4.50		11/25/17	298,251
517	(b)	7.50		11/25/17	519,334
245	NovaStar Mortgage Funding Trust	0.921	(c)	02/25/34	232,208
200	RAMP Trust	0.471	(c)	02/25/36	173,532
350	Silver Bay Realty Trust (b)	3.73	(c)	09/17/31	350,010
381	Skopos Auto Receivables Trust (b)	3.10		12/15/23	380,642
265	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	263,954
100	VOLT XIX LLC (b)	5.00		04/25/55	99,264

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$200	VOLT XXII LLC (b)	4.75%		02/25/55	$197,587
500	VOLT XXXIII LLC (b)	4.25		03/25/55	492,473
	Total Asset-Backed Securities (Cost $8,251,266)				8,444,099
	Collateralized Mortgage Obligations - Agency Collateral Series (17.9%)
	Federal Home Loan Mortgage Corporation
508		3.034	(c)	10/25/20	539,391
	IO
6,958		0.877	(c)	10/25/20	236,271
2,943		1.503	(c)	11/25/19	150,539
8,564		1.781	(c)	04/25/17	199,074
	IO REMIC
1,526		0.522	(c)	10/15/39	113,476
1,748		1.833	(c)	04/15/39	133,634
2,669		1.852	(c)	08/15/42	200,642
3,476		1.853	(c)	10/15/40	276,652
805		1.906	(c)	10/15/41	61,009
689		4.00		04/15/39	103,348
306		5.00		08/15/41	44,587
2,822		5.819	(c)	11/15/43 - 06/15/44	483,064
696		5.869	(c)	04/15/39	111,397
	IO STRIPS
243		7.00		06/01/30	46,186
255		7.50		12/01/29	67,891
1		8.00		01/01/28	196
	REMIC
447		7.557	(d)	10/15/43	458,742
674		11.522	(d)	12/15/43	725,415
	Federal National Mortgage Association,
	IO
1,380		6.209	(c)	09/25/20	309,190
	IO REMIC
2,362		1.789	(c)	05/15/38	175,333
3,372		1.82	(c)	10/25/39	267,985
2,348		1.844	(c)	03/25/44	200,068
2,070		3.50		02/25/39	288,599
1,779		5.469	(c)	11/25/41	252,523
2,024		5.819	(c)	12/25/39	319,396
2,169		5.869	(c)	06/25/42	384,334
808		6.249	(c)	03/25/42	189,648

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,539		6.319	(c)%	04/25/39	$229,835
1,261		6.369	(c)	08/25/41	241,092
436		6.419	(c)	09/25/38	55,360
	IO STRIPS
85		7.00		11/25/27	18,246
204		8.00		05/25/30 - 06/25/30	54,192
125		8.50		10/25/24	31,878
	REMIC
186		1.381	(c)	12/25/23	191,487
108		7.06	(c)	04/25/39	115,853
	Government National Mortgage Association
189		11.519	(d)	08/20/43	195,669
	IO
4,307		0.823	(c)	08/20/58	124,873
8,693		3.50		06/20/41 - 11/20/42	1,967,290
1,537		4.50		05/20/40	198,172
313		5.00		05/20/39 - 02/16/41	45,655
1,443		5.82	(c)	08/20/42	335,293
833		5.868	(c)	11/16/40	173,574
1,945		5.92	(c)	04/20/41 - 08/20/42	371,764
814		5.96	(c)	12/20/43	180,343
1,515		5.97	(c)	06/20/43	260,519
1,140		6.12	(c)	09/20/43	234,390
725		6.368	(c)	08/16/34	147,535
471		6.618	(c)	08/16/36	97,237
	IO PAC
304		5.00		10/20/40	53,994
1,754		5.87	(c)	01/20/40	156,317
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $8,987,847)				11,819,158
	Commercial Mortgage-Backed Securities (14.7%)
	BAMLL Commercial Mortgage Securities Trust
381	(b)	2.704	(c)	12/15/29	353,614
185	(b)	5.682	(c)	12/15/31	168,187
	COMM Mortgage Trust
500	(b)	2.18	(c)	06/11/27	499,554
289	(b)	3.68	(c)	06/11/27	288,684
187	(b)	4.757	(c)	02/10/47	187,179
100	(b)	4.897	(c)	07/15/47	97,967

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$389	(b)	4.913	(c)%	12/10/23	$389,766
	270	(b)	4.953	(c)	08/10/46	270,113
	311	(b)	5.07	(c)	04/10/47	309,478
		IO
	3,293		1.042	(c)	02/10/47	155,043
	1,638		1.184	(c)	10/10/47	96,335
	340	Commercial Mortgage Trust	5.475		03/10/39	357,675
	250	Credit Suisse Mortgage Capital Certificates (b)	3.382	(c)	03/15/17	251,243
EUR	198	Deco 2014-BONN Ltd. (Ireland)(b)	4.551	(c)	11/07/24	225,479
	$380	Extended Stay America Trust (b)	2.958		12/05/31	386,715
		GS Mortgage Securities Trust
	370	(b)	4.93	(c)	08/10/46	370,031
		IO
	2,060		1.028	(c)	09/10/47	121,512
	999		1.324	(c)	02/10/48	77,276
	2,359		1.372	(c)	04/10/47	174,884
	400	HILT Mortgage Trust (b)	3.932	(c)	07/15/29	397,682
	163	Hilton USA Trust (b)	1.174	(c)	11/05/30	162,644
		JP Morgan Chase Commercial Mortgage
		Securities Trust
	390	(b)	4.725	(c)	07/15/47	371,289
	1,040		5.464		12/12/43	1,073,335
	700		5.464	(c)	01/15/49	730,046
		JPMBB Commercial Mortgage Securities Trust
	188		4.816	(c)	08/15/47	180,447
	267	(b)	4.833	(c)	04/15/47	253,687
		IO
	4,708		1.237	(c)	01/15/47	290,634
		LB-UBS Commercial Mortgage Trust
	587		6.33	(c)	07/15/40	618,144
	200		6.455	(c)	09/15/45	213,980
	335	Wells Fargo Commercial Mortgage Trust (b)	3.938		08/15/50	301,519
		WF-RBS Commercial Mortgage Trust
	201	(b)	3.986		05/15/47	184,817
	150	(b)	4.276	(c)	05/15/45	145,518
		Total Commercial Mortgage-Backed Securities (Cost $9,356,268)				9,704,477

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Mortgages - Other (30.6%)
	Adjustable Rate Mortgage Trust
$576		1.231	(c)%	05/25/35	$539,337
296		2.623	(c)	02/25/36	251,147
	Alternative Loan Trust
750		5.50		02/25/25 - 02/25/36	704,963
		6.00		08/25/17	398
	PAC
354		5.50		04/25/37	292,505
695	Alternative Loan Trust Resecuritization	6.25		08/25/37	543,513
	American Home Mortgage Investment Trust
326	(b)	6.10		01/25/37	189,185
	IO
1,513		2.078		05/25/47	266,206
	Banc of America Alternative Loan Trust
657		0.631	(c)	11/25/36	442,500
712		5.50		10/25/35	664,355
162		6.00		04/25/36	150,221
914		6.226		10/25/36	614,488
645		6.50		05/25/46	549,224
415	Banc of America Funding Trust	0.411	(c)	02/20/47	362,848
10	Banc of America Mortgage Trust	5.25		11/25/19	9,980
694	BCAP LLC Trust	0.321	(c)	04/25/37	626,349
9,916	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	214,574
195	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	186,866
4	Citicorp Mortgage Securities Trust	5.50		02/25/22	4,555
275	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	222,778
	Credit Suisse First Boston Mortgage Securities Corp.
564		2.612	(c)	11/25/34	568,229
666		6.50		11/25/35	355,293
	CSMC Trust
345	(b)	3.776	(c)	08/25/62	331,320
500		3.92		11/25/57	481,810
324	Fannie Mae Connecticut Avenue Securities	5.081	(c)	11/25/24	345,123
	First Horizon Alternative Mortgage Securities Trust
362		5.50		04/25/35	350,201
598		6.00		07/25/36	508,046
474	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	474,763
	Freddie Mac Structured Agency Credit Risk Debt Notes
686		4.181	(c)	08/25/24	691,634

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$300		4.431	(c)%	11/25/23	$309,529
250		4.731	(c)	10/25/24	261,732
368	GreenPoint Mortgage Funding Trust	0.471	(c)	02/25/36	311,139
446	GSMSC Pass-Through Trust (b)	7.50	(c)	09/25/36	377,980
	GSR Mortgage Loan Trust
83		0.431	(c)	03/25/35	73,378
23		5.50		11/25/35	22,323
110	HarborView Mortgage Loan Trust	0.371	(c)	01/19/38	93,559
519	Impac CMB Trust	0.976	(c)	10/25/34	485,940
475	Impac Secured Assets Trust	0.351	(c)	08/25/36	351,835
852	JP Morgan Alternative Loan Trust	0.341	(c)	10/25/36	694,877
336	JP Morgan Mortgage Trust	2.584	(c)	06/25/35	336,941
	Lehman Mortgage Trust
141		5.50		11/25/35	134,963
365		6.00		06/25/37	248,127
306		6.50		09/25/37	262,102
29	MASTR Adjustable Rate Mortgages Trust	2.637	(c)	02/25/36	28,443
181	MASTR Alternative Loan Trust	6.25		07/25/36	159,223
95	Merrill Lynch Mortgage Investors Trust	0.895	(c)	04/25/29	90,360
40	Prime Mortgage Trust	5.50		11/25/21	40,355
	RALI Trust
647		5.50		04/25/22 - 06/25/35	612,326
1,072		6.00		05/25/36 - 06/25/36	906,898
147	RFMSI Trust	6.00	(c)	04/25/37	132,331
239	Structured Asset Mortgage Investments II Trust	0.411	(c)	05/25/45	211,301
	Washington Mutual Mortgage Pass-Through Certificates Trust
331		0.461	(c)	11/25/45	290,304
336		0.897	(c)	04/25/47	249,119
1,637		0.977	(c)	05/25/47	1,313,597
543		1.097	(c)	08/25/46	385,422
909		6.00		10/25/35	686,576
192	Wells Fargo Mortgage-Backed Securities Trust	2.696	(c)	04/25/34	192,903
	Total Mortgages - Other (Cost $18,995,657)				20,205,994
	Short-Term Investments (9.9%)
	U.S. Treasury Securities (0.4%)
	U.S. Treasury Bills
15	(e)(f)	0.018		06/18/15	15,000
10	(e)(f)	0.02		06/18/15	10,000
5	(e)(f)	0.032		06/18/15	5,000

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$10	(e)(f)	0.035%	06/18/15	$9,999
237	(e)(f)	0.074	06/18/15	236,977
	Total U.S. Treasury Securities (Cost $276,976)			276,976
NUMBER OF SHARES (000)
	Investment Company (9.5%)
6,297	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 6) (Cost $6,296,956)			6,296,956
	Total Short-Term Investments (Cost $6,573,932)			6,573,932
	Total Investments (Cost $67,793,521) (g)		110.2%	72,755,441
	Liabilities in Excess of Other Assets		(10.2)	(6,734,652)
	Net Assets		100.0%	$66,020,789

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2015.

  (e)  Rate shown is the yield to maturity at April 30, 2015.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and a swap agreement.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, an open foreign currency forward exchange contract, futures contracts and a swap agreement.

Foreign Currency Forward Exchange Contract Open at April 30, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
UBS AG	EUR	197,019	$212,167	05/07/15	$(9,062)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

Futures Contracts Open at April 30, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
61	Long	U.S. Treasury 10 yr. Note, Jun-15	$7,830,875	$3,031
40	Long	U.S. Treasury Long Bond, Jun-15	6,383,750	(93,750)
8	Long	U.S. Treasury Ultra Long Bond, Jun-15	1,316,000	(30,188)
22	Short	U.S. Treasury 5 yr. Note, Jun-15	(2,642,922)	(15,531)
140	Short	U.S. Treasury 2 yr. Note, Jun-15	(30,697,188)	(87,500)
		Net Unrealized Depreciation		$(223,938)

Interest Rate Swap Agreement Open at April 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(28,951)

  LIBOR  London Interbank Offered Rate.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

EUR  Euro.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $61,496,565)	$66,458,485
Investment in affiliate, at value (cost $6,296,956)	6,296,956
Total investments in securities, at value (cost $67,793,521)	72,755,441
Receivable from Adviser	5,582
Receivable for:
Investments sold	6,209,508
Interest	339,186
Shares of beneficial interest sold	45,256
Variation margin on open swap agreement	1,403
Dividends from affiliate	228
Prepaid expenses and other assets	78,841
Total Assets	79,435,445
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contract	9,062
Payable for:
Investments purchased	12,898,266
Shares of beneficial interest redeemed	263,327
Transfer and sub transfer agent fee	73,052
Dividends to shareholders	23,531
Distribution fee	13,527
Variation margin on open futures contracts	4,405
Administration fee	4,355
Accrued expenses and other payables	125,131
Total Liabilities	13,414,656
Net Assets	$66,020,789
Composition of Net Assets:
Paid-in-capital	$83,236,353
Net unrealized appreciation	4,700,027
Accumulated undistributed net investment income	254,390
Accumulated net realized loss	(22,169,981)
Net Assets	$66,020,789
Class A Shares:
Net Assets	$56,867,504
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,562,987
Net Asset Value Per Share	$8.66
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.04
Class B Shares:
Net Assets	$544,876
Shares Outstanding (unlimited shares authorized, $0.01 par value)	64,249
Net Asset Value Per Share	$8.48
Class L Shares:
Net Assets	$3,393,839
Shares Outstanding (unlimited shares authorized, $0.01 par value)	395,024
Net Asset Value Per Share	$8.59
Class I Shares:
Net Assets	$5,214,570
Shares Outstanding (unlimited shares authorized, $0.01 par value)	612,294
Net Asset Value Per Share	$8.52

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2015 (unaudited)

Net Investment Income: Income
Interest	$1,183,583
Dividends from affiliate (Note 6)	1,274
Total Income	1,184,857
Expenses
Advisory fee (Note 4)	154,568
Distribution fee (Class A shares) (Note 5)	70,702
Distribution fee (Class B shares) (Note 5)	3,071
Distribution fee (Class L shares) (Note 5)	8,067
Professional fees	74,554
Sub transfer agent fees and expenses (Class A shares)	29,709
Sub transfer agent fees and expenses (Class B shares)	446
Sub transfer agent fees and expenses (Class L shares)	1,152
Sub transfer agent fees and expenses (Class I shares)	1,542
Registration fees	28,328
Administration fee (Note 4)	26,309
Shareholder reports and notices	23,127
Transfer agent fees and expenses (Class A shares) (Note 1G)	15,114
Transfer agent fees and expenses (Class B shares) (Note 1G)	1,216
Transfer agent fees and expenses (Class L shares) (Note 1G)	1,052
Transfer agent fees and expenses (Class I shares) (Note 1G)	3,679
Custodian fees	17,032
Trustees' fees and expenses	4,973
Other	21,773
Total Expenses	486,414
Less: waiver of Advisory fees (Note 4)	(120,458)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(30,683)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,120)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(591)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(5,221)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,869)
Net Expenses	326,472
Net Investment Income	858,385
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	422,223
Futures contracts	276,675
Swap agreements	(15,454)
Foreign currency forward exchange contracts	33,449
Foreign currency translation	(1,314)
Net Realized Gain	715,579
Change in Unrealized Appreciation (Depreciation) on:
Investments	403,864
Futures contracts	(211,469)
Swap agreements	(7,179)
Foreign currency forward exchange contracts	(9,062)
Foreign currency translation	58
Net Change in Unrealized Appreciation (Depreciation)	176,212
Net Gain	891,791
Net Increase	$1,750,176

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$858,385	$1,904,112
Net realized gain	715,579	1,992,972
Net change in unrealized appreciation (depreciation)	176,212	65,305
Net Increase	1,750,176	3,962,389
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,699,257)	(4,024,920)
Class B shares	(19,764)	(72,306)
Class L shares	(92,583)	(236,443)
Class I shares	(168,458)	(441,952)
Total Dividends	(1,980,062)	(4,775,621)
Net decrease from transactions in shares of beneficial interest	(640,751)	(4,364,536)
Net Decrease	(870,637)	(5,177,768)
Net Assets:
Beginning of period	66,891,426	72,069,194
End of Period (Including accumulated undistributed net investment income of $254,390 and $1,376,067)	$66,020,789	$66,891,426

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2015 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and six years, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

Effective April 30, 2015 the Fund suspended the offering of its Class L shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing source and/or procedures approved by the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Dividend Disbursing and Transfer Agent — The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$507,617	$—	$507,617
Agency Fixed Rate Mortgages	—	15,500,164	—	15,500,164
Asset-Backed Securities	—	8,444,099	—	8,444,099
Collateralized Mortgage Obligations — Agency Collateral Series	—	11,819,158	—	11,819,158
Commercial Mortgage-Backed Securities	—	9,704,477	—	9,704,477
Mortgages — Other	—	20,205,994	—	20,205,994
Total Fixed Income Securities	—	66,181,509	—	66,181,509

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INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Securities	$—	$276,976	$—	$276,976
Investment Company	6,296,956	—	—	6,296,956
Total Short-Term Investments	6,296,956	276,976	—	6,573,932
Futures Contract	3,031	—	—	3,031
Total Assets	6,299,987	66,458,485	—	72,758,472
Liabilities:
Foreign Currency Forward Exchange Contract	—	(9,062)	—	(9,062)
Futures Contracts	(226,969)	—	—	(226,969)
Interest Rate Swap Agreement	—	(28,951)	—	(28,951)
Total	$6,073,018	$66,420,472	$—	$72,493,490

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

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Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2015.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open			Variation margin on open
	futures contracts	$3,031	(a)	futures contracts	$(226,969	)(a)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(28,951	)(a)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	—		Unrealized depreciation on open foreign currency forward exchange contracts	(9,062)
		$3,031			$(264,982)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2015 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$276,675	$—	$(15,454)
Foreign Currency Risk	—	33,449	—
Total	$276,675	$33,449	$(15,454)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(211,469)	$—	$(7,179)
Foreign Currency Risk	—	(9,062)	—
Total	$(211,469)	$(9,062)	$(7,179)

At April 30, 2015, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
UBS AG	$9,062	$—	$—	$9,062

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and

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a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

For the six months ended April 30, 2015, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$422,785
Futures Contracts:
Average monthly original value	$38,764,173
Swap Agreements:
Average monthly notional amount	$3,470,601

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.10% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such

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services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.80% for Class C, 1.30% for Class L and 0.70% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2015, $120,458 of advisory fees were waived and $37,615 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,186,560 at April 30, 2015.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% and 0.50% of the average daily net assets of Class A shares and Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2015, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, respectively.

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2015, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $176 and $8,766, respectively, and received $3,800 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015, aggregated $77,199,365 and $76,537,534, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $67,440,317 and $68,242,986, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2015, advisory fees paid were reduced by $1,869 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2015 is as follows:

VALUE OCTOBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2015
$6,192,852	$12,829,192	$12,725,088	$1,274	$6,296,956

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2015, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $3,808. At April 30, 2015, the Fund had an accrued pension liability of $59,121, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2015		FOR THE YEAR ENDED OCTOBER 31, 2014
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	331,808	$2,883,817	1,195,451	$10,484,246
Conversion from Class B	11,396	98,738	18,064	157,984
Reinvestment of dividends	189,275	1,644,534	446,082	3,902,349
Redeemed	(562,463)	(4,887,855)	(1,902,941)	(16,677,642)
Net decrease — Class A	(29,984)	(260,766)	(243,344)	(2,133,063)
CLASS B SHARES
Sold	12,358	104,980	58,484	500,773
Conversion to Class A	(11,640)	(98,738)	(18,453)	(157,984)
Reinvestment of dividends	1,791	15,231	7,462	63,935
Redeemed	(34,200)	(290,985)	(81,380)	(700,220)
Net decrease — Class B	(31,691)	(269,512)	(33,887)	(293,496)
CLASS L SHARES
Sold	46,052	396,554	30,679	266,425
Reinvestment of dividends	10,556	90,928	27,049	234,594
Redeemed	(9,999)	(86,160)	(200,755)	(1,740,791)
Net increase (decrease) — Class L	46,609	401,322	(143,027)	(1,239,772)
CLASS I SHARES
Sold	134,113	1,145,728	1,098,693	9,453,141
Reinvestment of dividends	19,205	163,988	51,214	440,263
Redeemed	(213,367)	(1,821,511)	(1,227,566)	(10,591,609)
Net decrease — Class I	(60,049)	(511,795)	(77,659)	(698,205)
Net decrease in Fund	(75,115)	$(640,751)	(497,917)	$(4,364,536)

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Effective April 30, 2015, the Fund suspended the continuous offering of Class L shares and thus, no further purchases of Class L shares of the Fund may be made by investors.

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Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$4,775,621	$3,532,368

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Permanent differences, primarily due to losses on paydowns and swaps and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2014:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$2,241,305	$842,527	$(3,083,832)

At October 31, 2014, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,458,814	$—

At April 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,295,553 and the aggregate gross unrealized depreciation is $333,633 resulting in net unrealized appreciation of $4,961,920.

At October 31, 2014, the Fund had available for Federal income tax purposes unused short-term capital losses of $2,350,809 that do not have an expiration date.

In addition, at October 31, 2014, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$813,955	October 31, 2015
12,692,663	October 31, 2016
6,943,151	October 31, 2017

During the year ended October 31, 2014, capital loss carryforwards of $3,078,184 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.69		$8.80		$8.96		$8.56		$8.49		$8.25
Income from investment operations:
Net investment income	0.11		0.25		0.18		0.24		0.24		0.21
Net realized and unrealized gain	0.12		0.25		0.08		0.48		0.12		0.30
Total income from investment operations	0.23		0.50		0.26		0.72		0.36		0.51
Less dividends from net investment income	(0.26)		(0.61)		(0.42)		(0.32)		(0.29)		(0.27)
Net asset value, end of period	$8.66		$8.69		$8.80		$8.96		$8.56		$8.49
Total Return(1)	2.66	%(5)	5.80%		2.95%		8.62%		4.37%		6.33%
Ratios to Average Net Assets:
Net expenses	0.99	%(2)(3)(6)	0.99	%(2)(3)	0.99	%(2)(3)	1.16	%(2)(3)	1.27	%(2)	1.21	%(2)
Net investment income	2.61	%(2)(3)(6)	2.78	%(2)(3)	2.10	%(2)(3)	2.84	%(2)(3)	2.83	%(2)	2.52	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	0.01%		0.00	%(4)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$56,868		$57,325		$60,167		$66,046		$67,975		$77,318
Portfolio turnover rate	117	%(5)	135%		97%		238%		309%		333%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(3)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.47%	2.13%
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.62		$8.78		$8.39		$8.33		$8.10
Income from investment operations:
Net investment income	0.08		0.19		0.13		0.19		0.19		0.16
Net realized and unrealized gain	0.12		0.25		0.08		0.47		0.11		0.29
Total income from investment operations	0.20		0.44		0.21		0.66		0.30		0.45
Less dividends from Net investment income	(0.23)		(0.55)		(0.37)		(0.27)		(0.24)		(0.22)
Net asset value, end of period	$8.48		$8.51		$8.62		$8.78		$8.39		$8.33
Total Return(1)	2.37	%(5)	5.23%		2.40%		7.99%		3.70%		5.77%
Ratios to Average Net Assets:
Net expenses	1.69	%(2)(3)(6)	1.69	%(2)(3)	1.61	%(2)(3)	1.76	%(2)(3)	1.87	%(2)	1.81	%(2)
Net investment income	1.91	%(2)(3)(6)	2.08	%(2)(3)	1.60	%(2)(3)	2.24	%(2)(3)	2.23	%(2)	1.92	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	0.01%		0.00	%(4)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$545		$817		$1,119		$1,096		$1,623		$5,575
Portfolio turnover rate	117	%(5)	135%		97%		238%		309%		333%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(3)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	2.37%	1.23%
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.62		$8.73		$8.89		$8.48		$8.41		$8.17
Income from investment operations:
Net investment income	0.10		0.22		0.15		0.19		0.19		0.16
Net realized and unrealized gain	0.12		0.25		0.08		0.49		0.12		0.30
Total income from investment operations	0.22		0.47		0.23		0.68		0.31		0.46
Less dividends from net investment income	(0.25)		(0.58)		(0.39)		(0.27)		(0.24)		(0.22)
Net asset value, end of period	$8.59		$8.62		$8.73		$8.89		$8.48		$8.41
Total Return(1)	2.53	%(5)	5.55%		2.60%		8.11%		3.76%		5.73%
Ratios to Average Net Assets:
Net expenses	1.29	%(2)(3)(6)	1.29	%(2)(3)	1.36	%(2)(3)	1.76	%(2)(3)	1.86	%(2)	1.81	%(2)
Net investment income	2.31	%(2)(3)(6)	2.48	%(2)(3)	1.76	%(2)(3)	2.24	%(2)(3)	2.24	%(2)	1.92	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	0.01%		0.00	%(4)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$3,394		$3,004		$4,290		$4,673		$2,128		$2,502
Portfolio turnover rate	117	%(5)	135%		97%		238%		309%		333%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(3)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.70%	1.90%
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.55		$8.66		$8.81		$8.40		$8.32		$8.09
Income from investment operations:
Net investment income	0.12		0.27		0.21		0.25		0.26		0.23
Net realized and unrealized gain	0.12		0.25		0.08		0.49		0.13		0.29
Total income from investment operations	0.24		0.52		0.29		0.74		0.39		0.52
Less dividends from net investment income	(0.27)		(0.63)		(0.44)		(0.33)		(0.31)		(0.29)
Net asset value, end of period	$8.52		$8.55		$8.66		$8.81		$8.40		$8.32
Total Return(1)	2.86	%(5)	6.23%		3.39%		8.94%		4.78%		6.52%
Ratios to Average Net Assets:
Net expenses	0.69	%(2)(3)(6)	0.69	%(2)(3)	0.74	%(2)(3)	0.91	%(2)(3)	1.02	%(2)	0.96	%(2)
Net investment income	2.91	%(2)(3)(6)	3.08	%(2)(3)	2.39	%(2)(3)	3.09	%(2)(3)	3.08	%(2)	2.77	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	0.01%		0.00	%(4)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$5,215		$5,746		$6,491		$3,305		$131		$177
Portfolio turnover rate	117	%(5)	135%		97%		238%		309%		333%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(3)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.26%	2.34%
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2015